Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Current And Non-Current Non-Financial Assets
Schedule of other current and non-current non-financial assets
As of December 31, 2025, and 2024, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Domestic Value Added Tax	82,760	125,963
Foreign Value Added Tax	11,373	26,315
Prepaid mining licenses	7,019	3,326
Prepaid insurance	15,539	12,589
Other prepayments	1,294	1,391
Reimbursement of Value Added Tax to exporters	651	24,601
Other taxes	1,495	4,189
Other assets	2,157	2,331
Total	122,288	200,705

Other non-financial assets, non-current	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Exploration and evaluation expenses	61,506	65,510
Guarantee deposits	1,114	942
Foreign VAT (1)	242,759	289,921
Other non-current assets	8,969	7,793
Total	314,348	364,166
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(1) This corresponds to value-added tax to be recovered from the subsidiary SQM Shanghai Chemicals Co. Ltd. that will be offset against value-added tax in subsequent years. In addition, the subsidiary can request a refund of VAT credit balances in accordance with Bulletin No. 7 regarding the improvement of the VAT credit balance refund policy, which came into effect on September 1, 2025. On October 30, 2025, the Company received an early reimbursement of US$20 million. Further details can be found in policy 3.35.
Schedule of changes in assets for exploration and mineral resource evaluation
Movements in assets for the exploration and evaluation of Mineral Resources as of December 31, 2025, and 2024:

Reconciliation	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Opening balance	65,510	57,458	44,023
Changes
Additions	—	10,701	12,002
Reclassifications from/to short-term (inventory)	628	(197)	1,049
Amortization of ground studies	(515)	(733)	(2,131)
Reclassification from construction in progress	(4,117)	(1,719)	2,515
Total changes	(4,004)	8,052	13,435
Ending balance (*)	61,506	65,510	57,458
As of December 31, 2025 and 2024, no reevaluations of assets for exploration and assessment of Mineral Resources have been conducted.
(*) This corresponds to the sum of expenditures for economically feasible exploration and exploration under operation (long-term).

Schedule of detailed information about reimbursements for exploration and evaluation

Prospecting	Type of Exploration	As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	55,729	59,826
Total		55,729	59,826
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(1)The value presented for Chile is composed as of December 2025 of ThUS$8,016 corresponding to non-metallic exploration and evaluation and ThUS$ 47,713 associated with metallic exploration. In December 2024, the amounts of non-metallic and metallic exploration were ThUS$ 12,084 and ThUS$ 47,742, respectively.

Schedule of detailed information about reconciliation of economically feasible metallic explorations

Prospecting conciliation	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Opening balance	59,826	50,844
Additions	—	10,701
Reclassifications from Exploration in execution – Chile	(4,097)	(1,719)
Reclassifications to Exploration in Exploitation-Chile	—	—
Total changes	(4,097)	8,982
Total	55,729	59,826
(d)    In Exploitation: Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is expected to be exploited in the following 12 months is presented as “Current Assets” in the “Inventories in process” and the remaining portion is classified as “Other Non-current Non-Financial Assets”.

Schedule of detailed information about short term and long term exploitation conciliation

Short-Term Exploitation Conciliation	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Opening balance	848	651
Amortization of ground studies	—	—
Reclasifications from/to short term (inventories)	(628)	197
Total changes	(628)	197
Total	220	848

Long-Term Exploitation Conciliation	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Opening balance	5,684	6,614
Amortization of ground studies	(515)	(733)
Reclasifications from/to short term (inventories)	628	(197)
Reclassifications from /to construction in progress	(20)	—
Total changes	93	(930)
Total	5,777	5,684